                              EXECUTIVE INVESTORS TRUST
                         SUPPLEMENTAL DATED DECEMBER 2, 1997
                          TO PROSPECTUS DATED APRIL 30, 1997


1. The following should be added to the end of the second paragraph on page 1 and the first paragraph under "Investment Objectives and Policies-Blue Chip Fund" on page 6:

It is the Fund's policy to remain relatively fully invested in equity securities under all market conditions rather than to attempt to time the market by maintaining large cash or fixed-income securities positions when market declines are anticipated. The Fund is appropriate for investors who are comfortable with a fully invested stock portfolio.


2.  The following table is part of the  "Financial Highlights" on pages 4 and 5:


                                              Average          Average
                             Amount of        Monthly          Monthly         Average
                               Debt        Amount of Debt     Number of       Amount of
                            Outstanding     Outstanding        Shares         Debt Per
                                at          During the       Outstanding       Share
Insured Tax                   End of          Period         During the      During the
Exempt Fund                   Period                           Period          Period
-----------                 -----------    --------------    -----------     ----------
7/26/90* to 12/31/90. . . .  $239,223         $39,871           52,282         $0.76
1991. . . . . . . . . . . .      -             32,701          200,690          0.16
1992. . . . . . . . . . . .      -                 -           410,953             -
1993. . . . . . . . . . . .      -             18,126          582,792          0.03
1994. . . . . . . . . . . .      -                 -           771,907             -
1995. . . . . . . . . . . .      -             73,200          879,202          0.08
1996. . . . . . . . . . . .      -              4,009        1,081,638             -


*Commencement of operations


3.  The following should be added to "Purchase of Shares-Waivers of Sales
Charges:"

Sales charges do not apply to any purchase by an FIC Representative, or by the spouse, children, grandchildren, parent or grandparent of any such person.


EIT797